PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
See Accompanying Notes to Financial Statements
Voya Target
In-Retirement Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 42.1%
33,522  iShares Core S&P Mid-
Cap ETF
$ 2,525,883
1.0
319,205  iShares Core U.S.
Aggregate Bond ETF
31,093,759
12.4
951,795  Schwab U.S. TIPS
ETF
24,661,008
9.8
425,259  SPDR Portfolio High
Yield Bond ETF
9,929,798
4.0
243,185  Vanguard FTSE
Developed Markets
ETF
17,733,050
7.1
82,359  Vanguard FTSE
Emerging Markets ETF
4,984,367
2.0
136,640  Vanguard Long-Term
Treasury ETF
7,239,187
2.9
155,183  Vanguard Total
International Bond ETF
7,378,952
2.9
Total Exchange-Traded
Funds
(Cost $103,430,723)
105,546,004
42.1
MUTUAL FUNDS : 57.7%
Affiliated Investment Companies : 36.4%
6,836,884  Voya Intermediate
Bond Fund - Class R6
58,660,461
23.3
771,465  Voya Multi-Manager
International Equity
Fund - Class I
10,245,056
4.1
2,169,673  Voya Short Duration
Bond Fund - Class R6
20,112,867
8.0
139,821  Voya VACS Series
EME Fund
2,476,224
1.0
91,494,608
36.4
Unaffiliated Investment Companies : 21.3%
199,954  Fidelity 500 Index
Fund
53,479,655
21.3
Total Mutual Funds
(Cost $134,328,679)
144,974,263
57.7
Total Long-Term
Investments
(Cost $237,759,402)
250,520,267
99.8
Total Investments in
Securities
(Cost $237,759,402) $ 250,520,267 99.8
Assets in Excess of
Other Liabilities 618,342 0.2
Net Assets $ 251,138,609 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
2
See Accompanying Notes to Financial Statements
Voya Target
In-Retirement Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 105,546,004 $ — $ — $ 105,546,004
Mutual Funds 144,974,263 — — 144,974,263
Total Investments, at fair value $ 250,520,267 $ — $ — $ 250,520,267
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2026
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 62,128,658 $ 3,470,646 $ (5,986,418) $ (952,425) $ 58,660,461 $ 746,542 $ (151,070) $ —
Voya Multi-Manager International
Equity Fund - Class I
7,327,056 3,631,185 (846,122) 132,937 10,245,056 — 145,996 —
Voya Short Duration Bond Fund -
Class R6
20,453,006 489,708 (728,593) (101,254) 20,112,867 228,877 (7,053) —
Voya VACS Series EME Fund
2,440,105 363,724 (166,704) (160,901) 2,476,224 — 111,268 —
$ 92,348,825 $ 7,955,263 $ (7,727,837) $ (1,081,643) $ 91,494,608 $ 975,419 $ 99,141 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 16,430,096
Gross Unrealized Depreciation (3,669,231)
Net Unrealized Appreciation $ 12,760,865